Segment Data (Schedule of Segment Reporting Information by Business Segment) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended														6 Months Ended				12 Months Ended
	Mar. 28, 2014		Sep. 27, 2013		Jun. 28, 2013		Mar. 29, 2013		Dec. 28, 2012	Sep. 28, 2012		Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Mar. 28, 2014		Mar. 29, 2013		Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Net sales	$ 557.8		$ 545.2		$ 570.0	[1]	$ 585.3		$ 504.0	$ 513.1		$ 516.3	$ 523.1	$ 503.7	$ 1,098.0		$ 1,089.3		$ 2,204.5		$ 2,056.2		$ 2,021.8
Operating income (loss)	3.7						53.5								76.8		90.3		144.8		235.2		240.7
Intangible asset amortization	(15.5)						(8.8)								(24.3)		(17.7)		(35.4)		(27.3)		(27.0)
Restructuring and related charges, net	(21.7)						(6.9)								(29.8)		(7.9)		(35.8)		(19.2)		(10.0)
Separation costs	(2.6)						(14.4)								(4.8)		(26.4)		(74.2)		(25.5)		(2.9)
Assets	5,455.3		3,556.6							2,898.9					5,455.3				3,556.6		2,898.9
Depreciation and amortization															76.7		66.9		139.6	[2]	130.9	[2]	119.8	[2]
Restructuring and related costs, accelerated depreciation	0						(0.5)								(0.1)		(1.3)		(2.6)		(8.0)		(1.6)
Specialty Pharmaceuticals
Restructuring and related charges, net	(2.7)						(5.9)								(2.7)		(6.6)		(16.4)		(11.3)		(6.5)
Global Medical Imaging
Restructuring and related charges, net	(18.5)						(1.0)								(26.6)		(1.3)		(16.4)		(7.9)		(3.8)
Operating Segments
Net sales	546.7	[3]					573.5	[3]							1,074.8	[3]	1,063.4	[3]	2,153.3	[4]	2,002.0	[4]	1,969.4	[4]
Operating income (loss)	116.2						123.9								233.6		208.0		424.0		377.1		353.9
Operating Segments | Specialty Pharmaceuticals
Net sales	324.3						344.4								633.8		604.6		1,217.6		1,005.2		909.4
Operating income (loss)	105.9						105.0								218.9		140.0		311.7		162.8		121.5
Assets			1,666.6							1,571.6									1,666.6		1,571.6
Depreciation and amortization																			97.6	[2]	88.7	[2]	77.5	[2]
Operating Segments | Global Medical Imaging
Net sales	222.4						229.1								441.0		458.8		935.7		996.8		1,060.0
Operating income (loss)	10.3						18.9								14.7		68.0		112.3		214.3		232.4
Assets			1,158.6							1,085.7									1,158.6		1,085.7
Depreciation and amortization																			42.0	[2]	42.2	[2]	42.3	[2]
Corporate, Non-Segment
Net sales	11.1	[5]					11.8	[5]							23.2	[5]	25.9	[5]	51.2	[6]	54.2	[6]	52.4	[6]
Corporate and allocated expenses	(72.7)	[7]					(40.3)	[7]							(97.9)	[7]	(65.7)	[7]	(133.8)	[7]	(69.9)	[7]	(73.3)	[7]
Intangible asset amortization	(15.5)						(8.8)								(24.3)		(17.7)		(35.4)		(27.3)		(27.0)
Restructuring and related charges, net	(21.7)	[8]					(6.9)	[8]							(29.8)	[8]	(7.9)	[8]	(35.8)	[9]	(19.2)	[9]	(10.0)	[9]
Separation costs	(2.6)						(14.4)								(4.8)		(26.4)		(74.2)		(25.5)		(2.9)
Assets			731.4	[10]						241.6	[10]								731.4	[10]	241.6	[10]
Intersegment Eliminations
Net sales																			$ 0		$ 0		$ 0

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.
[2]	Depreciation for certain shared facilities is allocated based on occupancy percentage.
[3]	Amounts represent sales to external customers.
[4]	Amounts represent sales to external customers. There were no intersegment sales.
[5]	Represents products that were sold to Covidien, our former parent company, which is discussed in Note 14.
[6]	Represents products that were sold to Covidien, which is discussed in Note 16.
[7]	Includes administration expenses and certain compensation, environmental and other costs not charged to the Company's operating segments.
[8]	Includes restructuring-related accelerated depreciation of $0.5 million for the three months ended March 29, 2013 and $0.1 million and $1.3 million for the six months ended March 28, 2014 and March 29, 2013, respectively. Restructuring-related accelerated depreciation for the three months ended March 28, 2014 was immaterial.
[9]	Includes restructuring-related accelerated depreciation of $2.6 million, $8.0 million and $1.6 million for fiscal 2013, 2012 and 2011, respectively.
[10]	Consists of assets used in managing the Company's total business and not allocated to any one segment.